Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Consolidated statements of comprehensive income
Net income	€ 164,763	€ 189,608
Components that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit pension plans	9,917	32,070
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(2,982)	(9,900)
Total	6,935	22,170
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	276,307	(491,183)
FVOCI debt securities	(2,063)	5,291
Gain (loss) related to cash flow hedges	(18,046)	12,577
Cost of hedging	(2,665)	(1,013)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	6,609	(3,873)
Total	260,142	(478,201)
Other comprehensive income (loss), net of tax	267,077	(456,031)
Total comprehensive income (loss)	431,840	(266,423)
Comprehensive income attributable to noncontrolling interests	68,074	(4,859)
Comprehensive income (loss) attributable to shareholders of FME AG	€ 363,766	€ (261,564)